Fee and Commission Income (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fee and commission income [abstract]
Linked to credit cards	$ 18,643,207	$ 12,942,810	$ 7,791,463
Linked to deposits	16,844,265	18,132,925	23,585,691
From Foreign Currency Transactions	2,057,819	1,980,630	2,225,040
Insurance Agent Fee	1,971,832	2,170,045	2,332,293
Linked to Securities	579,338	485,407	251,412
From Guarantees Granted	9,400	5,767	4,116
TOTAL	$ 40,105,861	$ 35,717,584	$ 36,190,015